Leases (Tables) - Ambulnz, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases (Tables) [Line Items]
Schedule of comprise lease expenses
	Three Months Ended		Six Months Ended
Components of total lease cost:	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Operating lease expense	$446,564	$425,117	$937,939	$797,168
Short-term lease expense	125,745	35,564	193,795	37,814
Total lease cost	$572,309	$460,681	$1,131,734	$834,982
	Three Months Ended		Six Months Ended
Components of total lease payment:	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Finance lease payment	$652,891	$521,397	$1,254,392	$1,043,678
Short-term lease payment	$—	$—	$—	$—
Total lease payments	$652,891	$521,397	$1,254,392	$1,043,678

Components of total lease cost:	For the Years Ended December 31,
	2020	2019
Operating lease expense	$1,828,356	$1,347,184
Short-term lease expense	175,006	82,210
Total lease cost	$2,003,362	$1,429,394
Components of total lease payment:	For the Years Ended December 31,
	2020	2019
Finance lease payment	$2,122,550	$2,583,378
Short-term lease payment	—	—
Total lease payments	$2,122,550	$2,583,378

Schedule of supplemental balance sheet information
	June 30, 2021	December 31, 2020
Assets
Lease right-of-use assets	$4,628,913	$4,997,407
Total lease assets	$4,628,913	$4,997,407

Liabilities
Current liabilities:
Lease liability – current portion	$1,572,510	$1,620,470

Noncurrent liabilities:
Lease liability, net of current portion	3,334,896	3,638,254
Total lease liability	$4,907,406	$5,258,724

Lease Terms and Discount Rate
Weighted average remaining lease term (in years) – operating leases		4.40
Weighted average discount rate – operating leases		6.0%
	June 30, 2021	December 31, 2020
Assets
Lease right-of-use assets	$7,819,951	$7,001,644
Total lease assets	$7,819,951	$7,001,644

Liabilities
Current liabilities:
Lease liability – current portion	$2,387,499	$1,876,765

Noncurrent liabilities:
Lease liability, net of current portion	6,128,748	5,496,899
Total lease liability	$8,516,247	$7,373,664
Weighted average remaining lease term (in years) – finance leases	3.59
Weighted average discount rate – finance leases	6.00%

	As of December 31, 2020	As of December 31, 2019
Assets
Lease right-of-use assets	$4,997,407	$5,147,005
Total lease assets	$4,997,407	$5,147,005

Liabilities
Current liabilities:
Lease liability – current portion	$1,620,470	$1,252,727
Noncurrent liabilities:
Lease liability, net of current portion	3,638,254	4,411,190
Total lease liability	$5,258,724	$5,393,917
	As of December 31, 2020	As of December 31, 2019
Assets
Lease right-of-use assets	$7,001,644	$8,886,378
Total lease assets	$7,001,644	$8,886,378

Liabilities
Current liabilities:
Lease liability – current portion	$1,876,765	$1,849,086
Noncurrent liabilities:
Lease liability, net of current portion	5,496,899	6,976,621
Total lease liability	$7,373,664	$8,825,707

Schedule of maturities of operating lease liabilities
Operating Leases
2021, remaining	$1,012,588
2022	1,577,476
2023	1,129,071
2024	711,566
2025	721,348
2026 and thereafter	356,697
Total future minimum lease payments	5,508,746
Less effects of discounting	$(601,340)
Present value of future minimum lease payments	$4,907,406
Finance Leases
2021, remaining	$1,357,023
2022	3,169,911
2023	2,411,121
2024	1,115,522
2025	1,162,368
2026 and thereafter	305,157
Total future minimum lease payments	9,521,102
Less effects of discounting	(1,004,855)
Present value of future minimum lease payments	$8,516,247

Years ending December 31,	Operating Leases
2021	$1,891,942
2022	1,463,982
2023	1,025,282
2024	616,863
2025	626,645
2026 and thereafter	317,618
Total future minimum lease payments	$5,942,332
Less effects of discounting	(683,608)
Present value of future minimum lease payments	$5,258,724
Years ending December 31,	Finance Leases
2021	$2,268,132
2022	2,723,654
2023	1,966,206
2024	683,549
2025	590,439
2026 and thereafter	—
Total future minimum lease payments	$8,231,980
Less: effects of discounting	(858,316)
Present value of future minimum lease payments	$7,373,664

Schedule of weighted average remaining lease term and the weighted average discount rate
Weighted average remaining lease term (in years) – operating leases	4.33
Weighted average discount rate – operating leases	6.15%
Weighted average remaining lease term (in years) – finance leases	3.15
Weighted average discount rate – finance leases	5.67%